LOANS - Consumer Troubled Debt Restructurings (Details) - Consumer $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Loans receivable
Period within which default occurred post-modification	1 year
Number of days past due, non-accrual status	60 days
Residential first mortgages
Loans receivable
Number of days past due, non-accrual status	90 days
Home equity loans
Loans receivable
Number of days past due, non-accrual status	90 days
Credit cards
Loans receivable
Number of days past due, non-accrual status	180 days
Personal, small business and other
Loans receivable
Number of days past due, non-accrual status	90 days
In North America offices
Loans receivable
Number of loans modified | loan	167,624	219,457
Post-modification recorded investment	$ 1,056	$ 1,322
Loans in default	$ 321	$ 406
In North America offices | Residential first mortgages
Loans receivable
Number of loans modified | loan	1,335	1,237
Post-modification recorded investment	$ 230	$ 225
Average interest rate reduction (as a percent)	1.00%	0.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 15	$ 13
Loans in default	57	71
In North America offices | Residential first mortgages | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 5	$ 9
In North America offices | Home equity loans
Loans receivable
Number of loans modified | loan	191	302
Post-modification recorded investment	$ 19	$ 31
Average interest rate reduction (as a percent)	0.00%	1.00%
Loans in default	$ 8	$ 14
In North America offices | Credit cards
Loans receivable
Number of loans modified | loan	165,098	215,466
Post-modification recorded investment	$ 794	$ 1,038
Average interest rate reduction (as a percent)	18.00%	17.00%
Loans in default	$ 252	$ 317
In North America offices | Personal, small business and other
Loans receivable
Number of loans modified | loan	1,000	2,452
Post-modification recorded investment	$ 13	$ 28
Average interest rate reduction (as a percent)	3.00%	5.00%
Loans in default	$ 4	$ 4
In offices outside the U.S.
Loans receivable
Number of loans modified | loan	104,385	134,317
Post-modification recorded investment	$ 627	$ 847
Loans in default	$ 286	$ 282
In offices outside the U.S. | Residential first mortgages
Loans receivable
Number of loans modified | loan	1,975	2,544
Post-modification recorded investment	$ 86	$ 145
Average interest rate reduction (as a percent)	0.00%	2.00%
Loans in default	$ 38	$ 26
In offices outside the U.S. | Credit cards
Loans receivable
Number of loans modified | loan	74,202	90,694
Post-modification recorded investment	$ 339	$ 401
Average interest rate reduction (as a percent)	13.00%	15.00%
Loans in default	$ 152	$ 178
In offices outside the U.S. | Personal, small business and other
Loans receivable
Number of loans modified | loan	28,208	41,079
Post-modification recorded investment	$ 202	$ 301
Average interest rate reduction (as a percent)	10.00%	9.00%
Loans in default	$ 96	$ 78
Deferred principal | In North America offices
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In North America offices | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In North America offices | Home equity loans
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In North America offices | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In North America offices | Personal, small business and other
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S.
Loans receivable
Post-modification recorded investment	0	3
Deferred principal | In offices outside the U.S. | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	3
Deferred principal | In offices outside the U.S. | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S. | Personal, small business and other
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Home equity loans
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Personal, small business and other
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S.
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Personal, small business and other
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices | Home equity loans
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices | Personal, small business and other
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In offices outside the U.S.
Loans receivable
Post-modification recorded investment	20	20
Principal forgiveness | In offices outside the U.S. | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In offices outside the U.S. | Credit cards
Loans receivable
Post-modification recorded investment	13	12
Principal forgiveness | In offices outside the U.S. | Personal, small business and other
Loans receivable
Post-modification recorded investment	$ 7	$ 8